Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net Under Capital Leases (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 676,343,198	$ 34,182	$ 701,190,066	$ 573,528,878	$ 588,106,180
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,303,278,914		1,256,341,372	861,840,855	864,587,479
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	626,935,716		555,151,306	$ 288,311,977	$ 276,481,299
Property, plant and equipment under capital leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,641,518		3,371,550
Property, plant and equipment under capital leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,116,532		8,210,557
Property, plant and equipment under capital leases [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (3,475,014)		$ (4,839,007)